UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Alden Global Capital Limited
           ---------------------------------------------------------
Address:   One Waverley Place, Union Street
           ---------------------------------------------------------
           St Helier, Jersey JE2 3RF
           ---------------------------------------------------------

Form 13F File Number:     028-14287
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bruce Schnelwar
           ------------------------------------------------------------
Title:     Director
           ------------------------------------------------------------
Phone:     212.888.5500
           ------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Bruce Schnelwar          New York, New York               8/14/12
------------------------   ------------------------       -------------------
     [Signature]               [City, State]                    [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        16
                                               -------------

Form 13F Information Table Value Total:        $401,725
                                               -------------

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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------- ---------------- --------- -------- ------------------ ---------- -------- ----------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------  ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
A H BELO CORP                COM CL A         001282102      760   189,114 SH       SOLE                  189,114
BANK OF AMERICA CORPORATION  COM              060505104   17,407 2,128,000 SH       SOLE                2,128,000
BEAZER HOMES USA INC         COM              07556Q105   14,625 4,500,000 SH       SOLE                4,500,000
CASCADE BANCORP              COM NEW          147154207   13,565 2,287,500 SH       SOLE                2,287,500
CLEARWIRE CORP NEW           CL A             18538Q105   10,894 9,727,163 SH       SOLE                9,727,163
DELPHI AUTOMOTIVE PLC        SHS              G27823106   88,701 3,478,475 SH       SOLE                3,478,475
EMMIS COMMUNICATIONS CORP    PFD CV SER A     291525202   16,057 1,035,925 SH       SOLE                1,035,925
GANNETT INC                  COM              364730101   53,061 3,602,248 SH       SOLE                3,602,248
GMX RES INC                  NOTE  5.000% 2/0 38011MAB4    1,881 2,335,000 PRN      SOLE
JPMORGAN CHASE & CO          COM              46625H100   16,307   456,400 SH       SOLE                  456,400
LIN TV CORP                  CL A             532774106    2,206   730,394 SH       SOLE                  730,394
LOUISIANA PAC CORP           COM              546347105   11,533 1,060,028 SH       SOLE                1,060,028
MCCLATCHY CO                 CL A             579489105    2,750 1,250,000 SH       SOLE                1,250,000
NEXSTAR BROADCASTING GROUP I CL A             65336K103    4,486   665,650 SH       SOLE                  665,650
VISTEON CORP                 COM NEW          92839U206   42,168 1,124,478 SH       SOLE                1,124,478
YAHOO INC                    COM              984332106  105,324 6,653,473 SH       SOLE                6,653,473